Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0001527753
Registrant Name	Personalis, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES